Lincoln Financial Group 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone: 484-583-8711

Fax: 484-583-8182

Email: sam.goldstein@lfg.com

VIA EDGAR

January 27, 2014

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	150
	Funds:	LVIP XYZ Low Duration Bond Fund
LVIP XYZ Multi-Asset Income Fund
LVIP XYZ Income Builder Fund
LVIP XYZ Multi-Asset Opportunities Fund
LVIP XYZ Enhanced Global Strategies Fund;
LVIP Multi-Manager Global Equity RPM Fund
(the “New Funds”)

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 150 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced registrant (the “Registrant”). The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933. This Amendment is being filed to establish the six New Funds as new series of the Trust.

Five of the six New Funds will be sub-advised funds with various strategies. The LVIP Multi-Manager Global Equity RPM Funds will be a fund of funds with multiple underlying funds and a risk management overlay strategy, similar to existing “RPM” funds-of-funds within the Trust.

Your consideration of this filing is much appreciated. Please contact me at the number indicated above with your comments.

Very truly yours,

/s/ Sam Goldstein

Samuel K. Goldstein

Senior Counsel – Funds Management

Enclosures

cc: Jill R. Whitelaw, Esq.